Submission	Jul. 10, 2025
Submission [Line Items]
Central Index Key	0000928054
Registrant Name	FLOTEK INDUSTRIES INC/CN/
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES